Noncontrolling Interest - Operating Partnership/Limited Partners' Equity - Preferred Units (Tables)	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest - Operating Partnership / LImited Partners' Equity - Preferred Units [Abstract]
Schedule of Preferred Units
As of December 31, 2018, the Company had outstanding the following cumulative preferred units of the Operating Partnership:

ISSUE	AMOUNT	UNITS	LIQUIDATION PREFERENCE	DIVIDEND RATE
	(in 000’s)
Series I-2	$7,537	301	$25	6.25%